7. Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Goods in Transit	$ 632	$ 631
Finished goods	15,287	11,635
Total	$ 15,919	$ 12,266